Consolidated Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025 [1]	Dec. 31, 2024 [2]
Reduction of issued capital	$ 0.0	$ 0.0
Share premium
Reduction of issued capital	$ 180.0	$ 320.0

[1]	5) The Share premium reserve was reduced by $180.0m, as decided at the Annual General Meeting on April 16, 2025 and subsequently approved by the court, in order to create additional distributable reserves to support: (i) the future payment by the Company of dividends to its shareholders; and (ii) potential share buybacks should it be desirable to do so.

[2]	4) The Share premium reserve was reduced by $320.0m, as decided at the Annual General Meeting on April 11, 2024 and subsequently approved by the court, in order to create additional distributable reserves to support: (i) the future payment by the Company of dividends to its shareholders; and (ii) potential share buybacks should it be desirable to do so.